STOCK-BASED COMPENSATION	6 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 20. STOCK-BASED COMPENSATION

Stock-Based Awards Plan

The following is a summary of the stock options activity:

Weighted
Average
Exercise Price
Stock Options	Shares	Per Share
Outstanding as of June 30, 2020	109,520	$10.02
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2021	109,520	$10.02
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of December 31, 2021	109,520	$10.02

The following is a summary of the status of options outstanding and exercisable at December 31, 2021:

Outstanding Options			Exercisable Options
		Average			Average
		Remaining			Remaining
Average Exercise		Contractual	Average Exercise		Contractual
Price	Number	life (Years)	Price	Number	life (Years)
$14.80	29,520	0.23	$14.80	29,520	0.23
$8.25	80,000	3.09	$8.25	80,000	3.09
109,520

The Share-based compensation expense recorded for stock options granted were both ¥Nil for the six months ended December 31, 2020 and 2021, respectively. No unrecognized share-based compensation for stock options as of December 31, 2021.

Restricted Shares to Senior Management

As of December 31, 2021, the Company has granted restricted Class A Ordinary Shares to senior management and employees as follows:

On October 13, 2017, the Company granted 180,000 restricted shares to its employees as compensation cost for awards. The fair value of the restricted shares was $919,800 based on the closing stock price $5.11 at October 13, 2017. These restricted shares will vest over three years with one-third of the shares vesting every year from the grant date. All granted shares under this plan are fully vested on October 13, 2020.

On August 21, 2018, the Company granted 391,200 restricted shares to its employees as compensation cost for awards. The fair value of the restricted shares was $2,523,240 based on the closing stock price $6.45 at August 21, 2018. These restricted shares will vest over three years with one-third of the shares vesting every year from the grant date. All granted shares under this plan are fully vested on September 03, 2021.

Nil and 128,672 restricted Class A restricted shares were issued and outstanding for the six months ended December 31, 2020 and 2021, respectively, for all the plans mentioned above.

As of December 31, 2021, the Company has granted restricted Class B Ordinary Shares to senior management as follows:

On December 5, 2021, the Company granted 2,500,000 restricted shares to its management as compensation cost for awards. The fair value of the restricted shares was $4,175,000 based on the closing stock price $1.67 at December 5, 2021. These restricted shares vested immediately on the grant date. All granted shares under this plan are issued and outstanding on December 5, 2021.

The share-based compensation expense recorded for restricted shares issued for management was ¥3,403,513 and ¥27,375,871 ($4,303,423) for the six months ended December 31, 2020 and 2021, respectively. No unrecognized share-based compensation expense of restricted shares issued for management and employees was outstanding as of December 31, 2021.

Restricted Shares for service

As of December 31, 2021, the Company has granted restricted Class A Ordinary Shares to consultant as follows:

On November 10, 2021, the Company signed a service agreement with Starry. As the service consideration, the Company should issue 500,000 restricted Class A Ordinary Shares which vested in equal monthly amounts through the end of December 31, 2021. Half of the restricted Class A Ordinary Shares was valued based on the closing stock price of $1.60 on December 10, 2021 and the other half was valued based on the closing stock price of $1.31 on December 31, 2021. As of December 31, 2021, all granted shares under this plan are fully vested and 250,000 restricted Class A Ordinary Shares were issued on December 10, 2021. As the date of the report, the remaining 250,000 restricted Class A Ordinary Shares were issued.

The Share-based compensation expense recorded for restricted shares issued for service was ¥nil and ¥4,631,063 ($727,992) for the six months ended December 31, 2020 and 2021, respectively. No unrecognized share-based compensation expense of restricted shares issued for service was outstanding as of December 31, 2021.

Following is a summary of the restricted shares granted:

Restricted stock grants	Shares
Non-vested as of June 30, 2020	320,800
Granted	—
Vested	(190,400)
Non-vested as of June 30, 2021	130,400
Granted	3,000,000
Vested	(3,130,400)
Non-vested as of December 31, 2021	—